Long-term debt and capital lease obligations - Maturity (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	€ 6,178,794,000	€ 6,717,445,000
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	1,106,811,000	885,637,000
1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	2,437,106,000	2,721,480,000
3 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	1,725,338,000	2,714,802,000
Over 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	909,539,000	395,526,000
Amended 2012 credit agreement
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	1,894,039,000	2,027,082,000
Amended 2012 credit agreement | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	132,803,000	128,058,000
Amended 2012 credit agreement | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	665,607,000	656,117,000
Amended 2012 credit agreement | 3 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	1,095,629,000	1,242,907,000
Amended 2012 credit agreement | Over 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	0	0
Bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	3,713,756,000	3,826,679,000
Bonds | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	948,690,000	733,528,000
Bonds | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	1,304,367,000	1,333,966,000
Bonds | 3 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	611,354,000	1,425,657,000
Bonds | Over 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	849,345,000	333,528,000
Convertible Bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	400,000,000	400,000,000
Convertible Bonds | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	0
Convertible Bonds | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	400,000,000	400,000,000
Convertible Bonds | 3 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	0
Convertible Bonds | Over 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	0
Accounts Receivable Facility
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	0	294,338,000
Accounts Receivable Facility | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	0
Accounts Receivable Facility | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	0	294,338,000
Accounts Receivable Facility | 3 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	0
Accounts Receivable Facility | Over 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	0
Capital lease obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	36,144,000	37,704,000
Capital lease obligations | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	9,387,000	8,831,000
Capital lease obligations | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	14,529,000	14,948,000
Capital lease obligations | 3 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	3,094,000	4,860,000
Capital lease obligations | Over 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	9,134,000	9,065,000
Other
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	134,855,000	131,642,000
Other | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	15,931,000	15,220,000
Other | 1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	52,603,000	22,111,000
Other | 3 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	15,261,000	41,378,000
Other | Over 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	€ 51,060,000	€ 52,933,000